32. Foreign exchange variations, net (Tables)	12 Months Ended
Dec. 31, 2017
Foreign Exchange Variations Net Tables
Schedule of foreign exchange variations, net
	2017	2016	2015
Gain
Loans and financing	287,777	1,162,987	-
Suppliers	4,124	12,238	9,107
Swaps	130,971	512,824	1,109,006
Other	7,146	10,996	29,902
	430,018	1,699,045	1,148,015
Loss
Loans and financing	(271,286)	(714,773)	(1,108,309)
Suppliers	(6,819)	(8,213)	(28,949)
Swaps	(147,356)	(960,635)	-
Other	(5,305)	(20,269)	(8,348)
	(430,766)	(1,703,890)	(1,145,606)

Foreign exchange variations, net	(748)	(4,845)	2,409